Credit Facility (Details) (USD $)						1 Months Ended	12 Months Ended			12 Months Ended													3 Months Ended			3 Months Ended
	Sep. 23, 2012	Dec. 31, 2011	Dec. 31, 2010	Apr. 04, 2012 Loans Payable [Member]	Apr. 04, 2012 Revolving Credit Facility [Member]	Mar. 31, 2009 RBS [Member] Revolving Credit Facility [Member]	Dec. 31, 2010 RBS [Member] Revolving Credit Facility [Member]	Dec. 31, 2009 RBS [Member] Revolving Credit Facility [Member]	Mar. 01, 2007 RBS [Member] Revolving Credit Facility [Member]	Dec. 31, 2011 Wells Fargo [Member] Revolving Credit Facility [Member]	Dec. 31, 2010 Wells Fargo [Member] Revolving Credit Facility [Member]	Sep. 23, 2012 Wells Fargo [Member] Revolving Credit Facility [Member]	Oct. 29, 2010 Wells Fargo [Member] Revolving Credit Facility [Member]	Dec. 31, 2011 Wells Fargo [Member] Letter of Credit [Member]	Apr. 04, 2012 LIBOR Rate [Member] Revolving Credit Facility [Member]	Dec. 31, 2009 LIBOR Rate [Member] RBS [Member] Revolving Credit Facility [Member]	Sep. 23, 2012 LIBOR Rate [Member] Wells Fargo [Member] Revolving Credit Facility [Member]	Dec. 31, 2011 LIBOR Rate [Member] Wells Fargo [Member] Revolving Credit Facility [Member]	Dec. 31, 2010 LIBOR Rate [Member] Wells Fargo [Member] Revolving Credit Facility [Member]	Apr. 04, 2012 Prime Rate [Member] Revolving Credit Facility [Member]	Sep. 23, 2012 Federal Funds Rate [Member] Wells Fargo [Member] Revolving Credit Facility [Member]	Apr. 04, 2012 Federal Funds Rate [Member] Wells Fargo [Member] Revolving Credit Facility [Member]	Sep. 23, 2012 Minimum [Member] Wells Fargo [Member] Revolving Credit Facility [Member]	Sep. 23, 2012 Minimum [Member] LIBOR Rate [Member] Wells Fargo [Member] Revolving Credit Facility [Member]	Sep. 23, 2012 Minimum [Member] Greater of Wells Fargo’s Prime Rate and the Federal Funds Rate Plus Half Percent [Member] Wells Fargo [Member] Revolving Credit Facility [Member]	Sep. 23, 2012 Maximum [Member] Wells Fargo [Member] Revolving Credit Facility [Member]	Sep. 23, 2012 Maximum [Member] LIBOR Rate [Member] Wells Fargo [Member] Revolving Credit Facility [Member]	Sep. 23, 2012 Maximum [Member] Greater of Wells Fargo’s Prime Rate and the Federal Funds Rate Plus Half Percent [Member] Wells Fargo [Member] Revolving Credit Facility [Member]	Mar. 01, 2007 Term Loan under RBS Agreement [Member] Term Notes [Member]	Oct. 29, 2010 Term Loan under Wells Fargo Agreement [Member] Term Notes [Member]
Line of Credit Facility [Line Items]
Amount outstanding		$ 64,000,000	$ 76,000,000	$ 60,000,000
Maximum Borrowing Capacity					10,000,000				10,000,000			70,000,000	10,000,000
Letters of Credit Outstanding					250,000							286,000
Basis Spread on Variable Rate															1.75%	4.50%	1.00%	1.75%	2.50%	0.75%	0.50%	0.50%		1.00%	0.00%		1.25%	0.25%
Commitment Fee Percentage of Unused Capacity																							0.15%			0.20%
Amount Outstanding Under Senior Secured Revolving Credit Facility	52,000,000	0								0		52,000,000		250,000
LIBOR At End of Period																	0.23%	0.58%	0.33%
Unused portion										9,750,000	10,000,000	17,714,000
Minimum ratio of consolidated adjusted EBITDA to consolidated cash interest expense (as such terms are defined in the Amended Credit Facility)																										4
Maximum ratio of consolidated total debt to consolidated adjusted EBITDA																							2.25
Term loan amount																													120,000,000	77,500,000
Required equity contribution						10,000,000
Repayments						5,000,000
Commitment fee percentage								0.50%		0.38%	0.50%
Commitment fee amount							$ 29,000	$ 3,000		$ 45,000	$ 9,000